UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  October 31, 2017

Item 1. Schedule of Investments.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at October 31, 2017 (Unaudited)
Shares		Value
COMMON STOCKS: 98.5%
Capital Markets: 13.7%
145,500	Diamond Hill Investment Group, Inc.	$30,835,815
5,161,390	Moody's Corp.	735,033,550
2,967,500	TD Ameritrade Holding Corp.	148,345,325
		914,214,690
Communications Equipment: 2.5%
2,680,000	Ubiquiti Networks, Inc. [1,2]	166,642,400

Distributors: 1.8%
3,150,000	LKQ Corp. [1]	118,723,500

Diversified Financial Services: 0.5%
200,000	Berkshire Hathaway, Inc. - Class B [1]	37,388,000

Equity Real Estate Investment Trusts: 18.5%
5,887,033	American Tower Corp. [2]	845,790,031
2,465,000	SBA Communications Corp. [1]	387,448,700
		1,233,238,731
Health Care Equipment & Supplies: 2.3%
1,655,300	Danaher Corp.	152,734,531

Industrial Conglomerates: 5.4%
1,400,000	Roper Technologies, Inc.	361,438,000

Insurance: 10.1%
921,000	Enstar Group Ltd. [2,3]	209,803,800
426,000	Markel Corp. [1]	461,911,800
		671,715,600
Internet Software & Services: 1.4%
400,000	Alarm.com Holdings, Inc. [1]	18,672,000
7,010,301	Just Eat PLC [1]	72,623,415
		91,295,415
IT Services: 17.7%
4,329,100	MasterCard, Inc. - Class A	644,040,207
4,866,500	Visa, Inc. - Class A [2]	535,217,670
		1,179,257,877
Multiline Retail: 5.8%
4,205,100	Dollar Tree, Inc. [1]	383,715,375

Professional Services: 3.1%
2,400,000	Verisk Analytics, Inc. [1]	204,120,000

Software: 4.2%
497,800	Constellation Software, Inc. [1]	283,214,668

Specialty Retail: 11.3%
4,998,100	CarMax, Inc. [1]	375,357,310
1,076,200	Monro Muffler Brake, Inc. [2]	53,110,470
1,543,200	O'Reilly Automotive, Inc. [1]	325,538,040
		754,005,820
Trading Companies & Distributors: 0.2%
1,101,289	Diploma PLC	15,782,222

TOTAL COMMON STOCKS
(Cost $3,615,260,962)		6,567,486,829

CONVERTIBLE PREFERRED STOCKS: 0.6%
Equity Real Estate Investment Trusts: 0.6%
300,000	American Tower Corp. 5.500%, 2/15/18 [4]	37,851,000

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $30,000,000)		37,851,000
Principal Amount
ASSET BACKED BONDS: 0.0% [5]
$477,870	GM Financial Consumer Automobile
	1.100%, 4/16/18 [6]	477,872
TOTAL ASSET BACKED BONDS
(Cost $477,870)		477,872
Shares
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 2.3%
Money Market Funds: 2.3%
155,238.564	First American Government Obligations Fund - Class Z, 0.903% [7]	155,238,564

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING		155,238,564
(Cost $155,238,564)
TOTAL INVESTMENTS IN SECURITIES: 101.4%
(Cost $3,800,977,396)		6,761,054,265
Liabilities in Excess of Other Assets: (1.4)%		(95,473,791)
TOTAL NET ASSETS: 100.0%		$6,665,580,474

[1]	Non-income producing security
[2]
This security or a portion of this security was out on loan as of October 31, 2017.  Total loaned securities had a market value of $150,139,365 or 2.3% of total net assets.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[3]	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance October 31, 2017	Value July 31, 2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value October 31, 2017	Dividend Income
Enstar Group Ltd.	921,000	$186,594,600	$-	$-	$-	$23,209,200	$209,803,800	$-
Total					$-	$23,209,200	$209,803,800	$-

[4]	Date shown is the conversion date
[5]	Does not round to 0.1%
[6]
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the value of this security was $477,872 or less than 0.0% of net assets.

[7]	Seven-day yield as of October 31, 2017

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of October 31, 2017 (Unaudited):
Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral (Received)	Net Amount
Liabilities:
Securities Lending	$ 155,238,564	$ -	$ 155,238,564	$ 155,238,564	$ -	$ -

Summary of Fair Value Exposure at October 31, 2017 (Unaudited)
The Akre Focus Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2017. See the Schedule of Investments for an industry breakout.
	Level 1	Level 2	Level 3	Total
Common Stocks	$6,567,486,829	$-	$-	$6,567,486,829
Convertible Preferred Stocks	37,851,000			37,851,000
Asset Backed Bonds		477,872		477,872
Investments Purchased with Cash Proceeds from Securities Lending	155,238,564			155,238,564
Total Investments in Securities	$6,760,576,393	$477,872	$-	$6,761,054,265

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Levels 1, 2, or 3 during the period ended October 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
                                            Elaine E. Richards, President/Principal Executive Officer

Date                                                  December 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                 December 13, 2017

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                 December 28, 2017

* Print the name and title of each signing officer under his or her signature.